Convertible Preference Share Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Convertible Preference Share Liabilities [Abstract]
Schedule of Convertible Preference Share Liabilities
	Six months ended June 30
	2025		2024
	No. of units	Amount	No. of units	Amount
At January 1	-	$-	18,000	$7,767,238
Convertible preference share liabilities issued	-	-	10,000	6,007,337
Convertible preference share liabilities exercised	-	-	(13,114)	(6,855,259)
Change in fair value	-	-	-	7,651,652
At June 30	-	$-	14,886	$14,570,968